Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Increase (decrease) in property, plant and equipment	€ (286,664)	€ 56,892
Increase in right-of-use assets	17,353
Just-Evotec Biologics EU SAS, Toulouse, France
Property, plant and equipment
Borrowing costs capitalized	€ 1,637	€ 2,624
Capitalization rate	1.42%	1.42%